ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 5,315	$ 6,854	$ 5,784
Salaries And Related Benefits [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,689	2,324	2,283
Professional Fees And Office Expenses [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,638	3,310	2,031
Depreciation [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	141	312	407
Travel [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	16	11	10
Allowance For Doubtful Account [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	(145)	281	323
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ (24)	$ 616	$ 730